Consolidated Balance Sheets (Parenthetical) - USD ($)	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Convertible promissory note, debt discount	$ 51,425	$ 7,642	$ 15,364
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	12,300,000	12,300,000	12,500,000
Common stock, shares issued	10,052,163	9,902,052	9,116,725
Common stock, shares outstanding	10,052,163	9,902,052	9,116,725
Class A Common Stock [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000	0	0
Common stock, shares issued	102,000	0	0
Common stock, shares outstanding	102,000	0	0